JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — 62.8%
Angola — 1.5%
Republic of Angola
9.50%, 11/12/2025(a)	700	665
8.25%, 5/9/2028(a)	2,492	2,224
8.00%, 11/26/2029(a)	2,300	2,001
8.00%, 11/26/2029(b)	1,539	1,339
9.38%, 5/8/2048(a)	4,058	3,530
9.13%, 11/26/2049(a)	2,260	1,938

		11,697

Argentina — 1.2%
Argentine Republic
1.00%, 7/9/2029	896	382
0.12%, 7/9/2030(c)	4,207	1,641
0.12%, 7/9/2035(c)	13,254	4,645
0.12%, 1/9/2038(c)	3,421	1,351
0.12%, 7/9/2041(c)	3,710	1,345

		9,364

Armenia — 0.4%
Republic of Armenia
7.15%, 3/26/2025(a)	1,400	1,567
3.95%, 9/26/2029(b)	1,271	1,231
3.95%, 9/26/2029(a)	200	194

		2,992

Azerbaijan — 0.2%
Republic of Azerbaijan 3.50%, 9/1/2032(a)	1,600	1,650

Bahrain — 2.1%
Kingdom of Bahrain
7.00%, 1/26/2026(a)	1,611	1,862
7.00%, 10/12/2028(a)	2,060	2,360
6.75%, 9/20/2029(a)	3,081	3,489
7.38%, 5/14/2030(b)	2,900	3,390
5.45%, 9/16/2032(b)	2,324	2,411
5.45%, 9/16/2032(a)	800	830
6.00%, 9/19/2044(a)	1,352	1,371
7.50%, 9/20/2047(a)	500	571

		16,284

Belarus — 1.5%
Republic of Belarus
6.88%, 2/28/2023(a)	4,939	5,092
6.38%, 2/24/2031(b)	5,760	5,789
6.38%, 2/24/2031(a)	1,063	1,068

		11,949

Bermuda — 0.6%
Bermuda Government Bond
3.72%, 1/25/2027(a)	2,302	2,555
2.38%, 8/20/2030(b)	1,217	1,260
3.38%, 8/20/2050(b)	518	548

		4,363

Brazil — 1.3%
Federative Republic of Brazil
4.50%, 5/30/2029	1,366	1,512
8.25%, 1/20/2034	5,942	8,549

		10,061

Colombia — 1.4%
Republic of Colombia
8.13%, 5/21/2024	920	1,117
4.50%, 3/15/2029	986	1,120
10.38%, 1/28/2033	563	890
6.13%, 1/18/2041	200	264
5.00%, 6/15/2045	3,420	4,106
5.20%, 5/15/2049	1,722	2,152
4.13%, 5/15/2051	1,479	1,614

		11,263

Costa Rica — 0.4%
Republic of Costa Rica
4.38%, 4/30/2025(a)	1,265	1,126
5.63%, 4/30/2043(a)	1,597	1,264
7.16%, 3/12/2045(a)	1,000	870

		3,260

Dominican Republic — 3.1%
Dominican Republic Government Bond
5.88%, 4/18/2024(a)	3,078	3,281
6.88%, 1/29/2026(a)	2,700	3,128
5.95%, 1/25/2027(a)	1,075	1,207
6.00%, 7/19/2028(a)	1,906	2,169
4.50%, 1/30/2030(a)	600	628
4.88%, 9/23/2032(b)	3,800	4,064
6.40%, 6/5/2049(a)	2,340	2,592
5.88%, 1/30/2060(b)	5,901	6,150
5.88%, 1/30/2060(a)	700	729

		23,948

Ecuador — 0.5%
Republic of Ecuador
Zero Coupon, 7/31/2030(b)	379	168
0.50%, 7/31/2030(b)(c)	2,227	1,411
0.50%, 7/31/2035(b)(c)	2,954	1,610
0.50%, 7/31/2040(b)(c)	1,354	667

		3,856

Egypt — 3.4%
Arab Republic of Egypt
5.75%, 5/29/2024(a)	2,500	2,631
5.75%, 5/29/2024(b)	1,750	1,842
7.50%, 1/31/2027(a)	5,468	6,119
6.59%, 2/21/2028(a)	400	428
7.60%, 3/1/2029(a)	560	624
7.05%, 1/15/2032(a)	1,900	2,009
7.05%, 1/15/2032(b)	891	942
7.63%, 5/29/2032(a)	1,600	1,750
8.50%, 1/31/2047(a)	1,471	1,589
8.88%, 5/29/2050(a)	2,400	2,668
8.88%, 5/29/2050(b)	1,750	1,945
8.15%, 11/20/2059(a)	2,600	2,703
8.15%, 11/20/2059(b)	1,514	1,574

		26,824

El Salvador — 1.7%
Republic of El Salvador
5.88%, 1/30/2025(a)	2,739	2,447
6.38%, 1/18/2027(a)	1,992	1,758
8.63%, 2/28/2029(a)	3,231	3,016
7.63%, 2/1/2041(a)	1,292	1,111
7.12%, 1/20/2050(a)	3,864	3,219
9.50%, 7/15/2052(a)	2,000	1,891

		13,442

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Ethiopia — 0.5%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024(a)		4,113	4,038

Ghana — 1.9%
Republic of Ghana
6.38%, 2/11/2027(a)		800	803
7.88%, 3/26/2027(a)		1,700	1,781
7.63%, 5/16/2029(a)		1,492	1,522
8.13%, 3/26/2032(a)		200	203
7.88%, 2/11/2035(b)		2,700	2,628
7.88%, 2/11/2035(a)		400	389
8.63%, 6/16/2049(a)		2,900	2,828
8.95%, 3/26/2051(a)		409	406
8.75%, 3/11/2061(b)		2,700	2,649
8.75%, 3/11/2061(a)		1,500	1,472

			14,681

Guatemala — 1.0%
Republic of Guatemala
4.50%, 5/3/2026(a)		801	873
4.90%, 6/1/2030(b)		2,024	2,322
5.38%, 4/24/2032(a)		1,300	1,549
5.38%, 4/24/2032(b)		900	1,072
6.13%, 6/1/2050(b)		1,140	1,453
6.13%, 6/1/2050(a)		500	637

			7,906

Honduras — 0.1%
Republic of Honduras 5.63%, 6/24/2030(b)		770	865

Hungary — 0.3%
Hungary Government Bond 7.63%, 3/29/2041		1,200	2,138

Indonesia — 0.8%
Republic of Indonesia 6.63%, 2/17/2037(a)		4,095	5,874

Iraq — 0.5%
Republic of Iraq
6.75%, 3/9/2023(a)		1,878	1,812
5.80%, 1/15/2028(a)		1,922	1,764

			3,576

Ivory Coast — 1.2%
Republic of Cote d’Ivoire
4.88%, 1/30/2032(b)	EUR	1,769	2,105
5.75%, 12/31/2032(a)(c)		295	296
6.13%, 6/15/2033(a)		1,300	1,428
6.88%, 10/17/2040(a)	EUR	3,062	4,002
6.63%, 3/22/2048(a)	EUR	1,088	1,392

			9,223

Jamaica — 0.7%
Jamaica Government Bond
9.25%, 10/17/2025		1,471	1,787
6.75%, 4/28/2028		1,000	1,181
7.88%, 7/28/2045		1,912	2,581

			5,549

Jordan — 0.8%
Hashemite Kingdom of Jordan
4.95%, 7/7/2025(a)		800	835
5.75%, 1/31/2027(a)		2,564	2,756
5.85%, 7/7/2030(b)		2,310	2,466
5.85%, 7/7/2030(a)		400	427

			6,484

Kenya — 1.4%
Republic of Kenya
6.88%, 6/24/2024(a)		1,400	1,514
7.00%, 5/22/2027(a)		1,100	1,192
8.00%, 5/22/2032(a)		3,146	3,592
8.25%, 2/28/2048(a)		3,929	4,392

			10,690

Lebanon — 0.3%
Lebanese Republic
6.38%, 3/9/2020(d)		6,767	1,015
6.15%, 6/19/2020(d)		720	90
6.85%, 3/23/2027(a)(d)		489	61
6.65%, 11/3/2028(a)(d)		6,496	812
7.05%, 11/2/2035(a)(d)		162	20

			1,998

Luxembourg — 0.7%
Ecuador Social Bond SARL Zero Coupon, 1/30/2035(b)(d)		8,255	5,781

Malaysia — 0.4%
1MDB Global Investments Ltd. 4.40%, 3/9/2023(a)		3,000	3,010

Mexico — 2.4%
United Mexican States
3.75%, 1/11/2028		2,800	3,094
4.50%, 1/31/2050		5,300	6,003
5.00%, 4/27/2051		6,750	8,137
3.77%, 5/24/2061		1,075	1,071

			18,305

Mongolia — 0.5%
State of Mongolia
8.75%, 3/9/2024(a)		2,575	2,973
5.13%, 4/7/2026(b)		700	739

			3,712

Morocco — 0.3%
Kingdom of Morocco 5.50%, 12/11/2042(a)		1,875	2,327

Nigeria — 2.5%
Federal Republic of Nigeria
6.50%, 11/28/2027(a)		1,900	1,993
7.14%, 2/23/2030(a)		2,842	2,986
8.75%, 1/21/2031(a)		1,700	1,921
7.88%, 2/16/2032(a)		1,077	1,157
7.70%, 2/23/2038(a)		1,600	1,656
7.70%, 2/23/2038(b)		1,514	1,567
7.63%, 11/28/2047(a)		5,519	5,622
9.25%, 1/21/2049(a)		2,000	2,270

			19,172

Oman — 1.6%
Sultanate of Oman Government Bond
4.75%, 6/15/2026(a)		5,634	5,426
5.38%, 3/8/2027(a)		2,313	2,263
5.63%, 1/17/2028(a)		1,788	1,752
7.38%, 10/28/2032(b)		2,227	2,333
6.75%, 1/17/2048(a)		829	766

			12,540

Pakistan — 0.6%
Islamic Republic of Pakistan
8.25%, 4/15/2024(a)		2,591	2,794

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
6.88%, 12/5/2027(a)		1,500	1,540

			4,334

Panama — 1.7%
Notas del Tesoro 3.75%, 4/17/2026		4,822	5,230
Republic of Panama
9.38%, 4/1/2029		1,465	2,255
4.50%, 4/16/2050		1,700	2,150
4.50%, 4/1/2056		3,070	3,888

			13,523

Paraguay — 2.5%
Republic of Paraguay
4.70%, 3/27/2027(a)		3,363	3,872
4.95%, 4/28/2031(b)		2,180	2,587
4.95%, 4/28/2031(a)		600	712
6.10%, 8/11/2044(a)		3,822	5,060
5.60%, 3/13/2048(a)		1,427	1,803
5.40%, 3/30/2050(a)		4,211	5,253

			19,287

Peru — 0.5%
Republic of Peru 8.75%, 11/21/2033		2,150	3,574

Philippines — 0.3%
Republic of Philippines
0.88%, 5/17/2027	EUR	874	1,056
7.75%, 1/14/2031		1,104	1,693

			2,749

Qatar — 2.2%
State of Qatar
3.75%, 4/16/2030(a)		2,600	3,045
5.10%, 4/23/2048(a)		900	1,286
4.82%, 3/14/2049(a)		4,692	6,488
4.40%, 4/16/2050(b)		4,540	5,993

			16,812

Romania — 1.6%
Romania Government Bond
3.62%, 5/26/2030(b)	EUR	2,000	2,815
3.00%, 2/14/2031(b)		1,700	1,814
2.63%, 12/2/2040(b)	EUR	1,176	1,413
4.63%, 4/3/2049(a)	EUR	3,272	5,106
4.00%, 2/14/2051(a)		1,188	1,299

			12,447

Russia — 1.7%
Russian Federation
12.75%, 6/24/2028(a)		1,975	3,380
4.38%, 3/21/2029(a)		4,800	5,559
5.63%, 4/4/2042(a)		2,000	2,729
5.88%, 9/16/2043(a)		1,000	1,417

			13,085

Saudi Arabia — 1.0%
Kingdom of Saudi Arabia
3.25%, 10/22/2030(a)		1,100	1,209
4.63%, 10/4/2047(a)		1,100	1,376
5.00%, 4/17/2049(a)		900	1,192
5.25%, 1/16/2050(a)		1,921	2,637
3.75%, 1/21/2055(a)		1,000	1,111

			7,525

Senegal — 0.5%
Republic of Senegal
8.75%, 5/13/2021(a)		432	446
6.25%, 5/23/2033(a)		1,000	1,103
6.75%, 3/13/2048(a)		1,853	2,008

			3,557

Serbia — 0.4%
Republic of Serbia
1.50%, 6/26/2029(b)	EUR	1,566	1,887
2.13%, 12/1/2030(b)		1,134	1,116

			3,003

South Africa — 1.6%
Republic of South Africa
4.88%, 4/14/2026		1,300	1,379
4.30%, 10/12/2028		4,685	4,719
5.88%, 6/22/2030		700	769
5.00%, 10/12/2046		4,328	3,882
5.75%, 9/30/2049		1,946	1,872

			12,621

Sri Lanka — 1.0%
Democratic Socialist Republic of Sri Lanka
6.83%, 7/18/2026(a)		1,027	622
6.20%, 5/11/2027(a)		3,761	2,210
6.75%, 4/18/2028(a)		3,674	2,165
7.85%, 3/14/2029(a)		3,806	2,245
7.55%, 3/28/2030(a)		1,100	644

			7,886

Tajikistan — 0.0%(e)
Republic of Tajikistan 7.13%, 9/14/2027(a)		400	322

Trinidad and Tobago — 0.2%
Republic of Trinidad and Tobago 4.50%, 6/26/2030(b)		1,900	1,980

Turkey — 2.9%
Republic of Turkey
5.75%, 3/22/2024		5,900	6,033
5.60%, 11/14/2024		2,045	2,086
4.25%, 4/14/2026		2,400	2,301
5.25%, 3/13/2030		6,670	6,443
4.88%, 4/16/2043		5,234	4,356
5.75%, 5/11/2047		476	427
Turkiye Ihracat Kredi Bankasi A/S 8.25%, 1/24/2024(b)		610	649

			22,295

Ukraine — 3.5%
Ukraine Government Bond
7.75%, 9/1/2023(a)		3,958	4,296
8.99%, 2/1/2024(a)		300	335
7.75%, 9/1/2024(a)		4,465	4,870
7.75%, 9/1/2025(a)		4,763	5,234
9.75%, 11/1/2028(a)		1,100	1,309
7.38%, 9/25/2032(a)		4,262	4,572
7.25%, 3/15/2033(b)		3,100	3,291
7.25%, 3/15/2033(a)		400	425
0.00%, 5/31/2040(a)(f)		2,597	2,575

			26,907

United Arab Emirates — 1.2%
United Arab Emirates Government Bond
4.13%, 10/11/2047(a)		3,507	4,443
3.88%, 4/16/2050(b)		2,400	2,976
4.00%, 7/28/2050(b)		1,550	1,596

			9,015

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Uruguay — 1.8%
Oriental Republic of Uruguay
7.88%, 1/15/2033	4,840	7,603
7.63%, 3/21/2036	1,773	2,811
4.98%, 4/20/2055	2,634	3,587

		14,001

Uzbekistan — 0.1%
Republic of Uzbekistan 4.75%, 2/20/2024(a)	928	993

Venezuela, Bolivarian Republic of — 0.1%
Bolivarian Republic of Venezuela
12.75%, 8/23/2022(a)(d)	1,900	171
8.25%, 10/13/2024(a)(d)	2,590	233
7.65%, 4/21/2025(a)(d)	2,013	181
9.25%, 5/7/2028(a)(d)	2,630	237

		822

Zambia — 0.2%
Republic of Zambia
5.38%, 9/20/2022(a)	1,606	754
8.97%, 7/30/2027(a)	1,651	786

		1,540

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $478,041)		487,100

CORPORATE BONDS — 32.3%
Azerbaijan — 0.7%
Southern Gas Corridor CJSC 6.88%, 3/24/2026(a)	600	721
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030(a)	3,525	4,409

		5,130

Bahrain — 0.5%
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/7/2024(a)	600	661
8.38%, 11/7/2028(a)	800	921
8.38%, 11/7/2028(b)	1,740	2,002

		3,584

Belarus — 0.2%
Development Bank of the Republic of Belarus JSC 6.75%, 5/2/2024(b)	1,340	1,333

Brazil — 1.9%
Banco Bradesco SA 3.20%, 1/27/2025(b)	1,670	1,712
Banco do Brasil SA
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 6/18/2024(a)(g)(h)(i)	1,848	2,037
Klabin Austria GmbH 5.75%, 4/3/2029(a)	1,882	2,161
MV24 Capital BV 6.75%, 6/1/2034(b)	2,839	3,064
Petrobras Global Finance BV 6.90%, 3/19/2049	3,074	3,710
Votorantim Cimentos International SA 7.25%, 4/5/2041(a)	1,837	2,431

		15,115

Cayman Islands — 0.8%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034(b)	9,029	6,642

Chile — 2.4%
Celulosa Arauco y Constitucion SA 4.25%, 4/30/2029(b)	3,330	3,667
Corp. Nacional del Cobre de Chile
3.75%, 1/15/2031(a)	2,800	3,160
4.38%, 2/5/2049(a)	1,296	1,575
Empresa de los Ferrocarriles del Estado 3.07%, 8/18/2050(b)	871	843
Empresa de Transporte de Pasajeros Metro SA
3.65%, 5/7/2030(b)	1,140	1,264
5.00%, 1/25/2047(a)	1,370	1,744
4.70%, 5/7/2050(b)	940	1,179
Empresa Nacional del Petroleo
3.75%, 8/5/2026(a)	1,301	1,393
5.25%, 11/6/2029(a)	2,800	3,267
4.50%, 9/14/2047(a)	900	987

		19,079

China — 1.1%
China Evergrande Group 8.75%, 6/28/2025(a)	1,700	1,309
Chinalco Capital Holdings Ltd. 4.00%, 8/25/2021(a)	3,092	3,121
CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027(a)	1,925	1,983
Minmetals Bounteous Finance BVI Ltd. 4.20%, 7/27/2026(a)	1,792	1,999

		8,412

Colombia — 1.3%
Ecopetrol SA
5.88%, 9/18/2023	3,205	3,569
5.88%, 5/28/2045	3,436	4,073
Empresas Publicas de Medellin ESP
4.25%, 7/18/2029(b)	2,101	2,228
4.25%, 7/18/2029(a)	300	318

		10,188

Costa Rica — 0.2%
Instituto Costarricense de Electricidad
6.95%, 11/10/2021(a)	900	889
6.38%, 5/15/2043(a)	802	577

		1,466

Croatia — 0.2%
Hrvatska Elektroprivreda 5.88%, 10/23/2022(a)	1,800	1,951

Ecuador — 0.2%
Petroamazonas EP 4.63%, 12/6/2021(b)	1,696	1,561

Georgia — 0.2%
Georgian Railway JSC 7.75%, 7/11/2022(a)	1,891	1,980

Hong Kong — 0.3%
King Power Capital Ltd. 5.63%, 11/3/2024(a)	2,260	2,577

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
India — 0.4%
Indian Railway Finance Corp. Ltd.
3.25%, 2/13/2030(b)	1,850	1,962
3.95%, 2/13/2050(a)	1,100	1,090

		3,052

Indonesia — 3.8%
Hutama Karya Persero PT 3.75%, 5/11/2030(a)	1,600	1,780
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028(a)	2,000	2,492
6.53%, 11/15/2028(b)	518	645
6.76%, 11/15/2048(a)	4,361	5,878
Minejesa Capital BV
4.63%, 8/10/2030(a)	1,100	1,172
4.63%, 8/10/2030(b)	1,036	1,103
Pertamina Persero PT
3.65%, 7/30/2029(a)	1,800	1,998
6.45%, 5/30/2044(a)	1,600	2,184
6.50%, 11/7/2048(a)	700	985
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027(a)	1,341	1,486
3.88%, 7/17/2029(b)	1,990	2,202
6.15%, 5/21/2048(b)	1,100	1,461
6.15%, 5/21/2048(a)	900	1,196
4.88%, 7/17/2049(a)	600	688
4.88%, 7/17/2049(b)	499	572
4.00%, 6/30/2050(b)	3,470	3,593

		29,435

Israel — 0.5%
Leviathan Bond Ltd.
6.13%, 6/30/2025(a)	910	974
6.50%, 6/30/2027(a)	987	1,087
6.75%, 6/30/2030(a)	1,768	1,936

		3,997

Kazakhstan — 2.1%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042(a)	1,369	1,941
KazMunayGas National Co. JSC
4.75%, 4/19/2027(a)	2,358	2,711
5.38%, 4/24/2030(a)	900	1,105
3.50%, 4/14/2033(b)	1,700	1,845
5.75%, 4/19/2047(a)	2,463	3,252
6.38%, 10/24/2048(a)	3,804	5,417

		16,271

Malaysia — 0.3%
Petronas Capital Ltd. 4.50%, 3/18/2045(a)	1,744	2,320

Mexico — 6.7%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022(b)(g)(h)(i)	2,165	2,250
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029(a)(g)(h)(i)	457	494
Banco Nacional de Comercio Exterior SNC 4.38%, 10/14/2025(a)	1,600	1,738
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026(b)(h)	1,020	1,022
Cemex SAB de CV
5.20%, 9/17/2030(b)	1,428	1,560
5.20%, 9/17/2030(a)	400	437
Elementia SAB de CV 5.50%, 1/15/2025(a)	2,075	2,099
FEL Energy VI SARL 5.75%, 12/1/2040(b)	3,626	3,815
Petroleos Mexicanos
(ICE LIBOR USD 3 Month + 3.65%), 3.90%, 3/11/2022(h)	2,454	2,454
5.38%, 3/13/2022	1,243	1,270
3.50%, 1/30/2023	733	730
4.25%, 1/15/2025	1,170	1,134
6.88%, 8/4/2026	6,769	7,006
5.35%, 2/12/2028	4,200	3,929
6.50%, 1/23/2029	3,700	3,597
5.95%, 1/28/2031	1,849	1,719
7.69%, 1/23/2050	10,490	9,653
6.95%, 1/28/2060	8,010	6,869

		51,776

Panama — 0.9%
Aeropuerto Internacional de Tocumen SA
6.00%, 11/18/2048(a)	1,790	2,052
6.00%, 11/18/2048(b)	911	1,045
AES Panama Generation Holdings SRL 4.38%, 5/31/2030(b)	1,740	1,864
Empresa de Transmision Electrica SA
5.13%, 5/2/2049(b)	1,417	1,692
5.13%, 5/2/2049(a)	400	477

		7,130

Peru — 2.1%
Consorcio Transmantaro SA 4.38%, 5/7/2023(a)	1,700	1,807
Corp. Financiera de Desarrollo SA
4.75%, 7/15/2025(a)	640	719
2.40%, 9/28/2027(b)	1,060	1,073
Fondo MIVIVIENDA SA 3.50%, 1/31/2023(a)	3,092	3,235
Lima Metro Line 2 Finance Ltd. 4.35%, 4/5/2036(b)	1,800	1,982
Petroleos del Peru SA
4.75%, 6/19/2032(a)	2,885	3,260
5.63%, 6/19/2047(a)	3,286	3,947

		16,023

Russia — 0.8%
Russian Agricultural Bank OJSC 8.50%, 10/16/2023(a)	2,312	2,601
Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023(a)	3,090	3,441

		6,042

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Saudi Arabia — 0.6%
Saudi Arabian Oil Co. 3.50%, 4/16/2029(a)	4,234	4,684

South Africa — 0.9%
Eskom Holdings SOC Ltd.
5.75%, 1/26/2021(a)	1,004	998
6.75%, 8/6/2023(a)	2,376	2,426
8.45%, 8/10/2028(a)	1,361	1,461
Transnet SOC Ltd. 4.00%, 7/26/2022(a)	1,900	1,899

		6,784

Spain — 0.5%
AI Candelaria Spain SLU 7.50%, 12/15/2028(a)	3,352	3,754

Trinidad and Tobago — 0.4%
Trinidad Petroleum Holdings Ltd. 9.75%, 6/15/2026(b)	3,112	3,502

Ukraine — 0.1%
State Savings Bank of Ukraine 9.63%, 3/20/2025(a)(c)	585	619

United Arab Emirates — 2.1%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047(a)	2,761	3,420
DP World plc 5.63%, 9/25/2048(a)	1,500	1,827
MDGH — GMTN BV
3.75%, 4/19/2029(a)	1,545	1,762
2.88%, 11/7/2029(b)	3,365	3,609
3.70%, 11/7/2049(b)	4,847	5,527

		16,145

Venezuela, Bolivarian Republic of — 0.1%
Petroleos de Venezuela SA
8.50%, 10/27/2020(a)(d)	1,123	225
9.00%, 11/17/2021(a)(d)	1,510	48
5.38%, 4/12/2027(a)(d)	5,758	184

		457

TOTAL CORPORATE BONDS (Cost $239,238)		251,009

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bonds 8.13%, 5/15/2021(Cost $1,284)	1,238	1,283

	Shares (000)
SHORT-TERM INVESTMENTS — 4.8%
INVESTMENT COMPANIES — 4.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(j)(k)(Cost $37,502)	37,480	37,503

Total Investments — 100.1% (Cost $756,065)		776,895
Liabilities in Excess of Other Assets — (0.1)%		(445)

Net Assets — 100.0%		776,450

Percentages indicated are based on net assets.

Abbreviations

CJSC	Closed Joint Stock Company
EUR	Euro
GMTN	Global medium term note
ICE	Intercontinental Exchange
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
PT	Limited liability company
USD	United States Dollar
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

(d)	Defaulted security.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2020.
(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(i)	Security is an interest bearing note with preferred security characteristics.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2020.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of November 30, 2020 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,510	EUR	2,934	BNP Paribas	12/22/2020	7

Total unrealized appreciation						7

USD	5,880	COP	21,383,676	Goldman Sachs International**	12/22/2020	(60)
USD	1,180	EUR	990	BNP Paribas	12/22/2020	(1)
USD	14,181	EUR	11,952	Citibank, NA	12/22/2020	(86)
USD	1,099	EUR	924	State Street Corp.	12/22/2020	(4)

Total unrealized depreciation						(151)

Net unrealized depreciation						(144)

Abbreviations

COP	Colombian Peso
EUR	Euro
USD	United States Dollar

**	Non-deliverable forward.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$251,009	$—	$251,009
Foreign Government Securities	—	487,100	—	487,100
U.S. Treasury Obligations	—	1,283	—	1,283
Short-Term Investments
Investment Companies	37,503	—	—	37,503

Total Investments in Securities	$37,503	$739,392	$—	$776,895

Appreciation in Other Financial Instruments
Forward Currency Contracts	$—	$7	$—	$7

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(151)	$—	$(151)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$26,905	$574,011	$563,404	$(6)	$(3)	$37,503	37,480	$112	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	900	886	1,786	—	—	—	—	1	—

Total	$27,805	$574,897	$565,190	$(6)	$(3)	$37,503		$113	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

C. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.